Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Deferred tax assets:
Asbestos liability	$ 444.5	$ 461.9
Other provisions and accruals	49.0	35.7
Net operating loss carryforwards	11.0	32.5
Capital loss carryforwards	34.5	34.3
Total deferred tax assets	539.0	564.4
Valuation allowance	(42.1)	(43.1)
Total deferred tax assets, net of valuation allowance	496.9	521.3
Deferred tax liabilities:
Depreciable and amortizable assets	(117.3)	(114.9)
Unremitted earnings		(32.6)
Other	(8.6)	(4.2)
Total deferred tax liabilities	(125.9)	(151.7)
Net deferred tax assets	$ 371.0	$ 369.6